Finance Costs (Tables)	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Financial Statements [Abstract]
Borrowing Cost Explanatory
	2025	2024
Interest expense
Short-term debt	178	223
Long-term debt	503	479
Lease liabilities	65	63
Total interest expense	746	765
Unwinding of discount on asset retirement obligations (Note 22)	50	49
Interest on net defined benefit pension and other post-retirement plan obligations (Note 21)	4	5
Borrowing costs capitalized to property, plant and equipment	(71)	(82)
Interest income	(51)	(28)
Other finance costs	9	11
	687	720

Borrowing costs capitalized to property, plant and equipment in 2025 were calculated by applying an average capitalization rate of 5.3 percent (2024 – 5.3 percent) to expenditures on qualifying assets